Auditor's Fees and Services	12 Months Ended
Dec. 31, 2019
Auditors Fees And Services
Auditor's Fees and Services

32. Auditor’s fees and services

The total fee invoiced by the auditor Warth & Klein Grant Thornton AG for the 2019 financial years consist of:

in EUR thousands	2019	2018	2017
Auditing services	571	580	360
[of which for the previous year]	[102]	[221]	[22]
Other audit services	-	85	-
	571	665	360

Auditing services include, in addition to the mandatory audit of the annual and consolidated financial statements of Biofrontera AG, the review of the condensed interim financial statements and interim management report, as well as the audit of the consolidated financial statements according to PCAOB standards.

Other audit services in the previous year related to the audit of the profit forecast and the issue of a comfort letter.